IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Consolidated Schedule of Investments
February 28, 2026 (Unaudited)

PURCHASED OPTIONS - 52.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 52.0%
iShares Bitcoin Trust ETF, Expiration: 06/18/2026; Exercise Price: $40.01	$1,487,600	400	$123,272
State Street SPDR S&P 500 ETF Trust, Expiration: 01/15/2027; Exercise Price: $670.01	2,743,960	40	265,381
TOTAL PURCHASED OPTIONS (Cost $473,909)			388,653

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 24.9%		Shares
First American Government Obligations Fund - Class X, 3.60% (d)		185,684	185,684
TOTAL MONEY MARKET FUNDS (Cost $185,684)			185,684

TOTAL INVESTMENTS - 76.9% (Cost $659,593)			574,337
Other Assets in Excess of Liabilities - 23.1%			172,683
TOTAL NET ASSETS - 100.0%			$747,020

Percentages are stated as a percent of net assets.

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Consolidated Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (7.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (3.3)%
iShares Bitcoin Trust ETF, Expiration: 03/04/2026; Exercise Price: $38.00	$(714,048)	(192)	$(9,312)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/06/2026; Exercise Price: $688.00	(2,057,970)	(30)	(15,885)
Total Call Options			(25,197)

Put Options - (3.8)%
iShares Bitcoin Trust ETF
Expiration: 03/06/2026; Exercise Price: $35.50	(238,016)	(64)	(3,136)
Expiration: 03/06/2026; Exercise Price: $38.00	(595,040)	(160)	(23,360)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/06/2026; Exercise Price: $685.00	(205,797)	(3)	(1,716)
Total Put Options			(28,212)
TOTAL WRITTEN OPTIONS (Premiums received $84,475)			$(53,409)

Percentages are stated as a percent of net assets.

SPDR - Standard & Poor’s Depositary Receipt

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$388,653	$–	$388,653
Money Market Funds	185,684	–	–	185,684
Total Investments	$185,684	$388,653	$–	$574,337

Liabilities:
Investments:
Written Options	$–	$(53,409)	$–	$(53,409)
Total Investments	$–	$(53,409)	$–	$(53,409)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.